iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Axon Enterprise, Inc.
(a)
..................... 2,342 $ 478,916
Boeing Co. (The)
(a)
........................ 2,060 384,849
General Dynamics Corp. .................... 2,067 498,788
HEICO Corp. ........................... 1,090 172,667
HEICO Corp. , Class A ...................... 1,848 234,936
Howmet Aerospace, Inc. .................... 10,158 447,968
Huntington Ingalls Industries, Inc. .............. 2,357 518,116
L3Harris Technologies, Inc. .................. 2,411 432,557
Lockheed Martin Corp. ..................... 929 422,361
Northrop Grumman Corp. ................... 973 458,701
RTX Corp. ............................. 4,348 353,884
Textron, Inc. ............................ 7,169 544,844
TransDigm Group, Inc.
(a)
.................... 536 443,856
5,392,443
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc.
(b)
............... 4,641 379,773
Expeditors International of Washington, Inc. ....... 3,990 435,908
FedEx Corp. ............................ 1,900 456,190
United Parcel Service, Inc. , Class B ............ 2,442 344,932
1,616,803
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 4,769 415,857
BorgWarner, Inc. ......................... 10,080 371,952
Lear Corp. ............................. 3,795 492,439
1,280,248
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 37,705 367,624
General Motors Co. ....................... 13,467 379,769
Lucid Group, Inc.
(a) (b)
....................... 64,430 265,452
Rivian Automotive, Inc. , Class A
(a)
.............. 34,493 559,476
Tesla, Inc.
(a)
............................. 2,209 443,656
2,015,977
a
Banks  —  2 .6%
Bank of America Corp. ..................... 14,693 387,014
Citigroup, Inc. ........................... 9,369 369,982
Citizens Financial Group, Inc. ................ 17,730 415,414
Fifth Third Bancorp ....................... 18,246 432,613
First Citizens BancShares, Inc. , Class A .......... 348 480,498
First Horizon Corp. ........................ 44,064 473,688
Huntington Bancshares, Inc. ................. 45,354 437,666
JPMorgan Chase & Co. .................... 2,885 401,188
KeyCorp ............................... 47,720 487,698
M&T Bank Corp. ......................... 3,740 421,685
PNC Financial Services Group, Inc. (The) ........ 3,708 424,455
Regions Financial Corp. .................... 27,276 396,320
Truist Financial Corp. ...................... 14,906 422,734
U.S. Bancorp ........................... 14,584 464,938
Webster Financial Corp. .................... 13,304 505,153
Wells Fargo & Co. ........................ 10,476 416,630
6,937,676
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class B , NVS ............ 6,982 392,109
Coca-Cola Co. (The) ...................... 6,542 369,557
Constellation Brands, Inc. , Class A ............. 1,873 438,563
Keurig Dr Pepper, Inc. ..................... 13,823 419,252
Molson Coors Beverage Co. , Class B ........... 7,353 424,783
Monster Beverage Corp.
(a)
................... 7,292 372,621
Security Shares Value
a
Beverages (continued)
PepsiCo, Inc. ........................... 2,132 $ 348,113
2,764,998
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 2,833 399,963
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,357 357,793
Amgen, Inc. ............................ 1,897 485,063
Biogen, Inc.
(a)
........................... 1,430 339,682
BioMarin Pharmaceutical, Inc.
(a)
............... 4,956 403,666
Exact Sciences Corp.
(a)
..................... 5,545 341,517
Gilead Sciences, Inc. ...................... 5,415 425,294
Incyte Corp.
(a)
........................... 7,273 392,233
Moderna, Inc.
(a)
.......................... 3,456 262,518
Neurocrine Biosciences, Inc.
(a)
................ 4,992 553,812
Regeneron Pharmaceuticals, Inc.
(a)
............. 566 441,418
Seagen, Inc.
(a)
........................... 2,294 488,186
United Therapeutics Corp.
(a)
.................. 2,127 474,023
Vertex Pharmaceuticals, Inc.
(a)
................ 1,255 454,448
5,819,616
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 3,339 444,387
eBay, Inc. .............................. 10,401 408,031
Etsy, Inc.
(a)
............................. 5,202 324,085
MercadoLibre, Inc.
(a)
....................... 331 410,685
1,587,188
a
Building Products  —  1 .9%
A O Smith Corp. ......................... 6,840 477,158
Allegion PLC ............................ 4,270 419,997
Builders FirstSource, Inc.
(a)
.................. 3,816 414,112
Carlisle Companies, Inc. .................... 2,195 557,728
Carrier Global Corp. ....................... 10,358 493,662
Fortune Brands Innovations, Inc. .............. 7,218 402,765
Johnson Controls International PLC ............ 6,946 340,493
Lennox International, Inc. ................... 1,622 601,016
Masco Corp. ............................ 8,855 461,257
Owens Corning .......................... 4,247 481,482
Trane Technologies PLC .................... 2,551 485,481
5,135,151
a
Capital Markets  —  5 .1%
Ameriprise Financial, Inc. ................... 1,468 461,789
Ares Management Corp. , Class A .............. 5,499 542,146
Bank of New York Mellon Corp. (The) ........... 10,906 463,505
BlackRock, Inc.
(c)
......................... 636 389,410
Blackstone, Inc. , NVS ...................... 5,232 483,175
Carlyle Group, Inc. (The) .................... 17,158 472,531
Cboe Global Markets, Inc. ................... 3,318 543,787
Charles Schwab Corp. (The) ................. 8,275 430,631
CME Group, Inc. , Class A ................... 2,374 506,754
Coinbase Global, Inc. , Class A
(a) (b)
.............. 8,122 626,369
FactSet Research Systems, Inc. ............... 1,163 502,288
Franklin Resources, Inc. .................... 18,959 432,076
Goldman Sachs Group, Inc. (The) ............. 1,303 395,604
Intercontinental Exchange, Inc. ............... 4,656 500,241
Invesco Ltd. ............................ 31,070 402,978
KKR & Co., Inc. .......................... 8,800 487,520
LPL Financial Holdings, Inc. .................. 2,316 519,988
MarketAxess Holdings, Inc. .................. 1,633 349,054
Moody's Corp. ........................... 1,383 425,964
Morgan Stanley .......................... 5,119 362,527
MSCI, Inc. , Class A ....................... 943 444,672
Nasdaq, Inc. ............................ 8,136 403,546
Northern Trust Corp. ....................... 6,383 420,703

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Raymond James Financial, Inc. ............... 5,048 $ 481,781
Robinhood Markets, Inc. , Class A
(a)
............. 47,441 433,611
S&P Global, Inc. ......................... 1,152 402,405
SEI Investments Co. ....................... 8,186 439,261
State Street Corp. ........................ 6,649 429,725
T Rowe Price Group, Inc. ................... 4,239 383,629
Tradeweb Markets, Inc. , Class A ............... 6,589 593,076
13,730,746
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 1,553 438,629
Albemarle Corp. ......................... 2,215 280,818
Celanese Corp. .......................... 4,333 496,172
CF Industries Holdings, Inc. .................. 6,990 557,662
Corteva, Inc. ............................ 7,764 373,759
Dow, Inc. .............................. 8,494 410,600
DuPont de Nemours, Inc. ................... 6,690 487,567
Eastman Chemical Co. ..................... 5,694 425,513
Ecolab, Inc. ............................ 2,502 419,685
FMC Corp. ............................. 4,224 224,717
International Flavors & Fragrances, Inc. .......... 5,436 371,551
Linde PLC ............................. 1,125 429,930
LyondellBasell Industries NV , Class A ........... 4,895 441,725
Mosaic Co. (The) ......................... 13,015 422,727
PPG Industries, Inc. ....................... 3,128 384,024
RPM International, Inc. ..................... 5,833 532,378
Sherwin-Williams Co. (The) .................. 1,867 444,738
Westlake Corp. .......................... 3,963 457,172
7,599,367
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 930 471,622
Copart, Inc.
(a)
........................... 9,998 435,113
Republic Services, Inc. ..................... 3,033 450,370
Rollins, Inc. ............................. 11,095 417,283
Veralto Corp.
(a) (b)
......................... 606 41,814
Waste Connections, Inc. .................... 3,165 409,867
Waste Management, Inc. .................... 2,605 428,080
2,654,149
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 3,057 612,531
Cisco Systems, Inc. ....................... 8,452 440,603
F5, Inc.
(a)
.............................. 3,308 501,460
Juniper Networks, Inc. ..................... 15,910 428,297
Motorola Solutions, Inc. .................... 1,474 410,450
2,393,341
a
Construction & Engineering  —  0 .3%
AECOM ............................... 5,889 450,803
Quanta Services, Inc. ...................... 2,625 438,690
889,493
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,104 451,470
Vulcan Materials Co. ...................... 2,274 446,818
898,288
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 18,242 441,274
American Express Co. ..................... 2,758 402,751
Capital One Financial Corp. .................. 4,509 456,717
Discover Financial Services .................. 4,468 366,733
Synchrony Financial ....................... 15,440 433,092
2,100,567
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .3%
Albertsons Companies, Inc. , Class A ............ 22,955 $ 498,124
Costco Wholesale Corp. .................... 829 457,973
Dollar General Corp. ...................... 2,031 241,770
Dollar Tree, Inc.
(a)
......................... 2,781 308,941
Kroger Co. (The) ......................... 8,957 406,379
Sysco Corp. ............................ 6,073 403,794
Target Corp. ............................ 2,846 315,308
Walgreens Boots Alliance, Inc. ................ 14,281 301,044
Walmart, Inc. ............................ 2,684 438,592
3,371,925
a
Containers & Packaging  —  1 .4%
Amcor PLC ............................. 45,055 400,539
Avery Dennison Corp. ...................... 2,707 471,207
Ball Corp. .............................. 8,369 402,967
Crown Holdings, Inc. ...................... 5,755 463,853
International Paper Co. ..................... 14,596 492,323
Packaging Corp. of America ................. 3,593 549,909
Sealed Air Corp. ......................... 11,250 346,388
Westrock Co. ........................... 17,099 614,367
3,741,553
a
Distributors  —  0 .4%
Genuine Parts Co. ........................ 2,749 354,236
LKQ Corp. ............................. 8,212 360,671
Pool Corp. ............................. 1,340 423,132
1,138,039
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 6,716 360,313
a
Diversified Telecommunication Services  —  0 .4%
AT&T, Inc. .............................. 25,975 400,015
Liberty Global PLC , Class C , NVS
(a)
............ 16,608 281,672
Verizon Communications, Inc. ................ 11,655 409,440
1,091,127
a
Electric Utilities  —  2 .5%
Alliant Energy Corp. ....................... 8,804 429,547
American Electric Power Co., Inc. .............. 5,058 382,081
Constellation Energy Corp. .................. 5,454 615,866
Duke Energy Corp. ....................... 4,674 415,472
Edison International ....................... 6,597 416,007
Entergy Corp. ........................... 4,488 429,008
Evergy, Inc. ............................. 7,809 383,734
Eversource Energy ....................... 6,165 331,615
Exelon Corp. ............................ 11,100 432,234
FirstEnergy Corp. ........................ 12,019 427,876
NextEra Energy, Inc. ...................... 5,595 326,189
NRG Energy, Inc. ......................... 14,132 598,914
PG&E Corp.
(a)
........................... 26,850 437,655
PPL Corp. ............................. 16,838 413,710
Southern Co. (The) ....................... 6,036 406,223
Xcel Energy, Inc. ......................... 6,696 396,872
6,843,003
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 3,000 422,310
Eaton Corp. PLC ......................... 2,482 516,033
Emerson Electric Co. ...................... 5,325 473,765
Generac Holdings, Inc.
(a)
.................... 4,175 350,992
Hubbell, Inc. ............................ 1,646 444,585
Rockwell Automation, Inc. ................... 1,585 416,554
Sensata Technologies Holding PLC ............ 11,529 367,544
2,991,783
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 5,806 $ 467,673
Arrow Electronics, Inc.
(a)
.................... 3,858 437,536
CDW Corp. ............................. 2,622 525,449
Cognex Corp. ........................... 8,907 320,563
Corning, Inc. ............................ 14,380 384,809
Jabil, Inc. .............................. 4,709 578,265
Keysight Technologies, Inc.
(a)
................. 2,839 346,500
TE Connectivity Ltd. ....................... 3,567 420,371
Teledyne Technologies, Inc.
(a)
................. 1,095 410,176
Trimble, Inc.
(a)
........................... 9,704 457,349
Zebra Technologies Corp. , Class A
(a)
............ 1,635 342,418
4,691,109
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 15,912 547,691
Halliburton Co. .......................... 14,870 584,986
Schlumberger Ltd. ........................ 9,571 532,722
1,665,399
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 3,539 438,093
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 6,259 404,895
Live Nation Entertainment, Inc.
(a) (b)
............. 5,380 430,508
Netflix, Inc.
(a)
............................ 1,144 470,973
ROBLOX Corp. , Class A
(a) (b)
.................. 11,239 357,512
Roku, Inc. , Class A
(a)
...................... 9,001 536,189
Take-Two Interactive Software, Inc.
(a) (b)
.......... 3,291 440,171
Walt Disney Co. (The)
(a)
.................... 4,552 371,398
Warner Bros Discovery, Inc. , Series A
(a)
.......... 36,456 362,373
3,812,112
a
Financial Services  —  2 .0%
Apollo Global Management, Inc. ............... 6,938 537,279
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,198 408,913
Block, Inc. , Class A
(a)
...................... 7,574 304,853
Equitable Holdings, Inc. .................... 19,201 510,171
Fidelity National Information Services, Inc. ........ 7,783 382,223
Fiserv, Inc.
(a)
............................ 3,611 410,751
FleetCor Technologies, Inc.
(a)
................. 1,958 440,883
Global Payments, Inc. ..................... 4,406 468,005
Jack Henry & Associates, Inc. ................ 3,140 442,709
Mastercard, Inc. , Class A .................... 1,052 395,920
PayPal Holdings, Inc.
(a)
..................... 7,101 367,832
Toast, Inc. , Class A
(a) (b)
..................... 22,301 356,593
Visa, Inc. , Class A ........................ 1,721 404,607
5,430,739
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. .................. 6,044 432,569
Bunge Ltd. ............................. 5,112 541,770
Campbell Soup Co. ....................... 8,745 353,385
Conagra Brands, Inc. ...................... 12,753 348,922
Darling Ingredients, Inc.
(a)
................... 7,179 317,958
General Mills, Inc. ........................ 4,966 323,982
Hershey Co. (The) ........................ 1,632 305,755
Hormel Foods Corp. ....................... 11,556 376,148
J M Smucker Co. (The) ..................... 3,026 344,480
Kellanova .............................. 6,531 329,620
Kraft Heinz Co. (The) ...................... 11,261 354,271
Lamb Weston Holdings, Inc. ................. 4,010 360,098
McCormick & Co., Inc. , NVS ................. 5,053 322,887
Mondelez International, Inc. , Class A ............ 5,488 363,360
Tyson Foods, Inc. , Class A .................. 9,152 424,195
5,499,400
a
Security Shares Value
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 3,912 $ 421,166
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 13,420 400,587
JB Hunt Transport Services, Inc. .............. 2,714 466,455
Knight-Swift Transportation Holdings, Inc. , Class A .. 8,622 421,530
Norfolk Southern Corp. ..................... 2,002 381,962
Old Dominion Freight Line, Inc. ............... 1,475 555,573
Uber Technologies, Inc.
(a)
................... 10,982 475,301
U-Haul Holding Co. , Series N , NVS ............. 8,338 393,637
Union Pacific Corp. ....................... 2,128 441,794
3,536,839
a
Health Care Equipment & Supplies  —  2 .6%
Abbott Laboratories ....................... 3,820 361,181
Align Technology, Inc.
(a) (b)
.................... 1,551 286,299
Baxter International, Inc. .................... 10,488 340,126
Becton Dickinson & Co. .................... 1,716 433,770
Boston Scientific Corp.
(a)
.................... 8,040 411,568
Cooper Companies, Inc. (The) ................ 1,177 366,930
Dentsply Sirona, Inc. ...................... 11,679 355,158
Dexcom, Inc.
(a) (b)
......................... 3,755 333,557
Edwards Lifesciences Corp.
(a) (b)
............... 4,974 316,943
GE HealthCare Technologies, Inc. ............. 5,607 373,258
Hologic, Inc.
(a)
........................... 5,592 370,023
IDEXX Laboratories, Inc.
(a)
................... 906 361,920
Insulet Corp.
(a)
........................... 1,501 198,988
Intuitive Surgical, Inc.
(a)
..................... 1,347 353,210
Medtronic PLC .......................... 4,713 332,549
ResMed, Inc. ........................... 1,975 278,909
STERIS PLC ............................ 2,208 463,636
Stryker Corp. ........................... 1,491 402,898
Teleflex, Inc. ............................ 1,915 353,796
Zimmer Biomet Holdings, Inc. ................ 3,326 347,268
7,041,987
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 5,271 479,661
Cencora, Inc. ........................... 2,565 474,910
Centene Corp.
(a)
......................... 6,791 468,443
Cigna Group (The) ........................ 1,689 522,239
CVS Health Corp. ........................ 6,172 425,930
DaVita, Inc.
(a)
............................ 4,665 360,278
Elevance Health, Inc. ...................... 925 416,333
HCA Healthcare, Inc. ...................... 1,527 345,316
Henry Schein, Inc.
(a) (b)
...................... 6,060 393,779
Humana, Inc. ........................... 840 439,899
Laboratory Corp. of America Holdings ........... 2,103 420,032
McKesson Corp. ......................... 1,098 499,985
Molina Healthcare, Inc.
(a)
.................... 1,607 535,051
Quest Diagnostics, Inc. ..................... 3,510 456,651
UnitedHealth Group, Inc. .................... 837 448,264
Universal Health Services, Inc. , Class B ......... 3,488 439,104
7,125,875
a
Health Care REITs  —  0 .6%
Healthcare Realty Trust, Inc. , Class A ........... 25,087 359,998
Healthpeak Properties, Inc. .................. 23,323 362,673
Ventas, Inc. ............................ 10,210 433,516
Welltower, Inc. ........................... 5,788 483,935
1,640,122
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 2,715 523,208
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 27,233 $ 421,567
a
Hotels, Restaurants & Leisure  —  3 .5%
Airbnb, Inc. , Class A
(a)
...................... 4,007 473,988
Aramark ............................... 11,863 319,471
Booking Holdings, Inc.
(a)
.................... 154 429,592
Caesars Entertainment, Inc.
(a)
................ 10,666 425,467
Carnival Corp.
(a)
.......................... 42,354 485,377
Chipotle Mexican Grill, Inc.
(a)
................. 207 402,036
Darden Restaurants, Inc. ................... 2,812 409,230
Domino's Pizza, Inc. ....................... 1,492 505,773
DoorDash, Inc. , Class A
(a)
................... 6,708 502,765
DraftKings, Inc. , Class A
(a)
................... 17,831 492,492
Expedia Group, Inc.
(a)
...................... 4,770 454,533
Hilton Worldwide Holdings, Inc. ............... 3,071 465,349
Hyatt Hotels Corp. , Class A .................. 4,094 419,389
Las Vegas Sands Corp. .................... 7,224 342,851
Marriott International, Inc. , Class A ............. 2,445 461,029
McDonald's Corp. ........................ 1,404 368,087
MGM Resorts International .................. 10,820 377,834
Royal Caribbean Cruises Ltd.
(a)
............... 5,705 483,385
Starbucks Corp. .......................... 4,013 370,159
Vail Resorts, Inc. ......................... 1,932 410,067
Wynn Resorts Ltd. ........................ 4,186 367,447
Yum! Brands, Inc. ........................ 3,185 384,939
9,351,260
a
Household Durables  —  1 .1%
DR Horton, Inc. .......................... 3,997 417,287
Garmin Ltd. ............................. 4,350 446,005
Lennar Corp. , Class A ...................... 3,902 416,265
Mohawk Industries, Inc.
(a)
................... 4,957 398,444
NVR, Inc.
(a)
............................. 78 422,184
PulteGroup, Inc. ......................... 6,640 488,638
Whirlpool Corp. .......................... 3,614 377,880
2,966,703
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 4,765 433,329
Clorox Co. (The) ......................... 2,735 321,909
Colgate-Palmolive Co. ..................... 5,424 407,451
Kimberly-Clark Corp. ...................... 3,031 362,629
Procter & Gamble Co. (The) ................. 2,633 395,029
1,920,347
a
Independent Power and Renewable Electricity Producers  —  0 .4%
AES Corp. (The) ......................... 22,080 328,992
Vistra Corp. ............................ 19,148 626,523
955,515
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 4,384 398,725
General Electric Co. ....................... 4,071 442,232
Honeywell International, Inc. ................. 2,138 391,810
1,232,767
a
Industrial REITs  —  0 .1%
Prologis, Inc. ............................ 3,429 345,472
a
Insurance  —  4 .7%
Aflac, Inc. .............................. 6,603 515,760
Allstate Corp. (The) ....................... 3,794 486,125
American Financial Group, Inc. ............... 4,005 437,987
American International Group, Inc. ............. 8,166 500,657
Aon PLC , Class A ........................ 1,324 409,646
Arch Capital Group Ltd.
(a)
................... 5,896 511,065
Security Shares Value
a
Insurance (continued)
Arthur J Gallagher & Co. .................... 2,034 $ 478,987
Assurant, Inc. ........................... 3,688 549,143
Brown & Brown, Inc. ....................... 6,879 477,540
Chubb Ltd. ............................. 2,134 457,999
Cincinnati Financial Corp. ................... 4,372 435,757
Erie Indemnity Co. , Class A , NVS .............. 2,042 563,980
Everest Group Ltd. ........................ 1,223 483,843
Fidelity National Financial, Inc. ................ 13,426 524,822
Globe Life, Inc. .......................... 4,317 502,326
Hartford Financial Services Group, Inc. (The) ...... 6,362 467,289
Loews Corp. ............................ 7,868 503,631
Markel Group, Inc.
(a)
....................... 336 494,095
Marsh & McLennan Companies, Inc. ............ 2,363 448,143
MetLife, Inc. ............................ 8,568 514,166
Principal Financial Group, Inc. ................ 6,604 446,959
Progressive Corp. (The) .................... 3,182 503,042
Prudential Financial, Inc. .................... 5,421 495,696
Travelers Companies, Inc. (The) ............... 2,402 402,191
W R Berkley Corp. ........................ 7,978 537,877
Willis Towers Watson PLC ................... 2,004 472,724
12,621,450
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 1,634 202,747
Alphabet, Inc. , Class C , NVS
(a)
................ 1,472 184,441
Match Group, Inc.
(a)
....................... 14,769 511,008
Meta Platforms, Inc. , Class A
(a)
................ 1,616 486,852
Pinterest, Inc. , Class A
(a)
.................... 20,241 604,801
Snap, Inc. , Class A , NVS
(a) (b)
................. 47,292 473,393
ZoomInfo Technologies, Inc.
(a)
................ 19,625 254,340
2,717,582
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,437 426,918
Akamai Technologies, Inc.
(a)
.................. 5,296 547,236
Cloudflare, Inc. , Class A
(a)
................... 7,852 445,130
Cognizant Technology Solutions Corp. , Class A ..... 7,080 456,448
EPAM Systems, Inc.
(a)
...................... 1,869 406,638
Gartner, Inc.
(a)
........................... 1,356 450,246
GoDaddy, Inc. , Class A
(a)
.................... 6,517 477,240
International Business Machines Corp. .......... 3,333 482,085
MongoDB, Inc. , Class A
(a)
................... 1,651 568,918
Okta, Inc. , Class A
(a)
....................... 5,638 380,057
Snowflake, Inc. , Class A
(a)
................... 2,446 354,988
Twilio, Inc. , Class A
(a)
...................... 9,176 470,362
VeriSign, Inc.
(a)
.......................... 1,977 394,728
5,860,994
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 7,816 352,892
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 3,443 355,903
Avantor, Inc.
(a)
........................... 22,037 384,105
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 1,216 334,740
Bio-Techne Corp. ......................... 5,529 302,049
Charles River Laboratories International, Inc.
(a)
..... 2,361 397,498
Danaher Corp. .......................... 1,831 351,589
Illumina, Inc.
(a)
........................... 2,167 237,113
IQVIA Holdings, Inc.
(a)
...................... 2,214 400,358
Mettler-Toledo International, Inc.
(a)
............. 323 318,220
Repligen Corp.
(a)
......................... 2,960 398,298
Revvity, Inc. ............................ 3,850 318,972
Thermo Fisher Scientific, Inc. ................. 783 348,255
Waters Corp.
(a) (b)
......................... 1,720 410,271

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 1,280 $ 407,411
4,964,782
a
Machinery  —  3 .2%
Caterpillar, Inc. .......................... 1,976 446,675
Cummins, Inc. ........................... 2,065 446,659
Deere & Co. ............................ 1,164 425,279
Dover Corp. ............................ 3,263 424,027
Fortive Corp. ............................ 6,882 449,257
Graco, Inc. ............................. 5,933 441,118
IDEX Corp. ............................. 2,243 429,333
Illinois Tool Works, Inc. ..................... 1,889 423,363
Ingersoll Rand, Inc. ....................... 7,557 458,559
Nordson Corp. ........................... 2,136 454,092
Otis Worldwide Corp. ...................... 5,258 405,970
PACCAR, Inc. ........................... 6,179 509,953
Parker-Hannifin Corp. ...................... 1,320 486,961
Pentair PLC ............................ 7,932 461,008
Snap-on, Inc. ........................... 1,771 456,812
Stanley Black & Decker, Inc. ................. 5,683 483,339
Toro Co. (The) ........................... 4,437 358,687
Westinghouse Air Brake Technologies Corp. ....... 4,700 498,294
Xylem, Inc. ............................. 4,321 404,186
8,463,572
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a)
......... 1,284 517,195
Comcast Corp. , Class A .................... 10,134 418,433
Fox Corp. , Class A , NVS .................... 10,100 306,939
Fox Corp. , Class B ........................ 4,900 136,759
Interpublic Group of Companies, Inc. (The) ....... 11,879 337,364
Liberty Broadband Corp. , Class C , NVS
(a)
........ 6,001 499,943
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
16,728 410,672
News Corp. , Class A , NVS .................. 25,117 519,420
Omnicom Group, Inc. ...................... 4,899 366,984
Paramount Global , Class B , NVS .............. 30,873 335,898
Sirius XM Holdings, Inc.
(b)
................... 130,587 558,912
Trade Desk, Inc. (The) , Class A
(a)
.............. 6,681 474,084
4,882,603
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 31,608 530,382
Freeport-McMoRan, Inc. .................... 12,262 414,210
Newmont Corp. .......................... 10,133 379,684
Nucor Corp. ............................ 3,201 473,076
Reliance Steel & Aluminum Co. ............... 1,889 480,524
Steel Dynamics, Inc. ....................... 4,726 503,366
2,781,242
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 24,392 380,759
a
Multi-Utilities  —  1 .5%
Ameren Corp. ........................... 5,395 408,455
CenterPoint Energy, Inc. .................... 15,990 429,811
CMS Energy Corp. ........................ 7,820 424,939
Consolidated Edison, Inc. ................... 4,684 411,208
Dominion Energy, Inc. ...................... 8,471 341,551
DTE Energy Co. ......................... 4,157 400,652
NiSource, Inc. ........................... 17,045 428,852
Public Service Enterprise Group, Inc. ........... 7,267 448,011
Sempra ............................... 5,996 419,900
WEC Energy Group, Inc. .................... 4,962 403,857
4,117,236
a
Security Shares Value
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 3,907 $ 363,859
Boston Properties, Inc. ..................... 9,646 516,736
880,595
a
Oil, Gas & Consumable Fuels  —  4 .8%
APA Corp. ............................. 14,000 556,080
Cheniere Energy, Inc. ...................... 3,140 522,559
Chesapeake Energy Corp. .................. 5,746 494,616
Chevron Corp. ........................... 2,633 383,707
ConocoPhillips .......................... 4,119 489,337
Coterra Energy, Inc. ....................... 17,768 488,620
Devon Energy Corp. ....................... 9,081 422,902
Diamondback Energy, Inc. ................... 3,471 556,471
EOG Resources, Inc. ...................... 3,780 477,225
EQT Corp. ............................. 12,767 541,065
Exxon Mobil Corp. ........................ 3,797 401,912
Hess Corp. ............................. 3,306 477,386
HF Sinclair Corp. ......................... 11,421 632,495
Kinder Morgan, Inc. , Class P ................. 26,858 435,100
Marathon Oil Corp. ........................ 19,994 546,036
Marathon Petroleum Corp. .................. 3,969 600,311
Occidental Petroleum Corp. .................. 7,399 457,332
ONEOK, Inc. ............................ 7,689 501,323
Ovintiv, Inc. ............................. 13,668 656,064
Phillips 66 .............................. 4,637 528,943
Pioneer Natural Resources Co. ............... 2,100 501,900
Targa Resources Corp. ..................... 6,538 546,642
Texas Pacific Land Corp.
(b)
.................. 347 640,545
Valero Energy Corp. ....................... 3,970 504,190
Williams Companies, Inc. (The) ............... 15,190 522,536
12,885,297
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 12,701 396,906
Southwest Airlines Co. ..................... 15,534 345,321
742,227
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 2,148 276,813
a
Pharmaceuticals  —  1 .5%
Bristol-Myers Squibb Co. .................... 6,406 330,101
Catalent, Inc.
(a)
.......................... 12,897 443,528
Eli Lilly & Co. ........................... 912 505,184
Jazz Pharmaceuticals PLC
(a)
................. 3,499 444,443
Johnson & Johnson ....................... 2,347 348,154
Merck & Co., Inc. ......................... 3,529 362,428
Pfizer, Inc. ............................. 11,207 342,486
Royalty Pharma PLC , Class A ................ 13,693 367,931
Viatris, Inc. ............................. 49,948 444,537
Zoetis, Inc. , Class A ....................... 2,392 375,544
3,964,336
a
Professional Services  —  2 .6%
Automatic Data Processing, Inc. ............... 1,981 432,294
Booz Allen Hamilton Holding Corp. , Class A ....... 5,004 600,130
Broadridge Financial Solutions, Inc. ............ 2,978 508,166
Ceridian HCM Holding, Inc.
(a) (b)
................ 7,630 488,396
Clarivate PLC
(a) (b)
......................... 66,126 421,884
Equifax, Inc. ............................ 2,135 362,032
Jacobs Solutions, Inc. ...................... 3,937 524,802
Leidos Holdings, Inc. ...................... 5,959 590,656
Paychex, Inc. ........................... 4,090 454,194
Paycom Software, Inc. ..................... 1,600 391,952
Paylocity Holding Corp.
(a)
................... 2,702 484,739
Robert Half, Inc. ......................... 6,940 518,904

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services (continued)
SS&C Technologies Holdings, Inc. ............. 8,232 $ 413,658
TransUnion ............................. 6,545 287,195
Verisk Analytics, Inc. ....................... 2,009 456,766
6,935,768
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 5,851 405,708
CoStar Group, Inc.
(a)
....................... 5,685 417,336
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,292 373,085
1,196,129
a
Residential REITs  —  1 .5%
American Homes 4 Rent , Class A .............. 13,762 450,568
AvalonBay Communities, Inc. ................ 2,546 421,974
Camden Property Trust ..................... 4,381 371,859
Equity LifeStyle Properties, Inc. ............... 7,106 467,575
Equity Residential ........................ 7,366 407,561
Essex Property Trust, Inc. ................... 2,203 471,265
Invitation Homes, Inc. ...................... 13,555 402,448
Mid-America Apartment Communities, Inc. ........ 3,073 363,075
Sun Communities, Inc. ..................... 3,566 396,682
UDR, Inc. .............................. 11,483 365,274
4,118,281
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 25,440 456,393
Realty Income Corp. ....................... 7,389 350,091
Regency Centers Corp. .................... 8,130 489,914
Simon Property Group, Inc. .................. 4,221 463,846
1,760,244
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 3,946 388,681
Analog Devices, Inc. ....................... 2,231 351,003
Applied Materials, Inc. ..................... 3,347 442,975
Broadcom, Inc. .......................... 600 504,822
Enphase Energy, Inc.
(a) (b)
.................... 2,774 220,755
Entegris, Inc. ............................ 4,763 419,335
First Solar, Inc.
(a)
......................... 2,215 315,527
Intel Corp. ............................. 14,118 515,307
KLA Corp. .............................. 1,023 480,503
Lam Research Corp. ...................... 731 429,989
Lattice Semiconductor Corp.
(a)
................ 5,587 310,693
Marvell Technology, Inc. .................... 9,730 459,451
Microchip Technology, Inc. ................... 5,667 404,000
Micron Technology, Inc. ..................... 6,326 423,020
Monolithic Power Systems, Inc. ............... 1,051 464,269
NVIDIA Corp. ........................... 1,259 513,420
NXP Semiconductors NV ................... 2,500 431,075
ON Semiconductor Corp.
(a)
.................. 5,252 328,985
Qorvo, Inc.
(a)
............................ 4,941 431,942
QUALCOMM, Inc. ........................ 4,002 436,178
Skyworks Solutions, Inc. .................... 4,520 392,065
SolarEdge Technologies, Inc.
(a) (b)
.............. 1,540 116,963
Teradyne, Inc. ........................... 4,736 394,367
Texas Instruments, Inc. ..................... 2,449 347,782
Wolfspeed, Inc.
(a)
......................... 10,931 369,905
9,893,012
a
Software  —  6 .5%
Adobe, Inc.
(a)
............................ 1,128 600,164
ANSYS, Inc.
(a)
........................... 1,471 409,320
Aspen Technology, Inc.
(a)
.................... 2,760 490,590
Atlassian Corp. , Class A
(a)
................... 3,010 543,726
Autodesk, Inc.
(a) (b)
......................... 2,185 431,822
Bentley Systems, Inc. , Class B
(b)
............... 10,032 487,956
Security Shares Value
a
Software (continued)
BILL Holdings, Inc.
(a) (b)
...................... 4,938 $ 450,790
Cadence Design Systems, Inc.
(a)
.............. 2,007 481,379
Confluent, Inc. , Class A
(a) (b)
.................. 15,168 438,507
Crowdstrike Holdings, Inc. , Class A
(a)
............ 3,074 543,391
Datadog, Inc. , Class A
(a)
.................... 4,862 396,107
DocuSign, Inc.
(a)
......................... 8,754 340,355
Dropbox, Inc. , Class A
(a)
.................... 20,853 548,434
Dynatrace, Inc.
(a)
......................... 9,424 421,347
Fair Isaac Corp.
(a)
......................... 602 509,214
Fortinet, Inc.
(a)
........................... 6,277 358,856
Gen Digital, Inc. .......................... 28,869 480,958
HubSpot, Inc.
(a)
.......................... 937 397,072
Intuit, Inc. .............................. 947 468,718
Manhattan Associates, Inc.
(a)
................. 2,608 508,508
Microsoft Corp. .......................... 1,191 402,689
Oracle Corp. ............................ 3,987 412,256
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 38,441 568,927
Palo Alto Networks, Inc.
(a)
................... 2,306 560,404
PTC, Inc.
(a)
............................. 3,426 481,079
Roper Technologies, Inc. .................... 958 468,050
Salesforce, Inc.
(a)
......................... 1,969 395,434
ServiceNow, Inc.
(a)
........................ 831 483,517
Splunk, Inc.
(a)
........................... 4,761 700,629
Synopsys, Inc.
(a)
......................... 1,063 499,015
Tyler Technologies, Inc.
(a)
................... 1,165 434,428
UiPath, Inc. , Class A
(a) (b)
.................... 30,471 473,215
Unity Software, Inc.
(a) (b)
..................... 16,000 405,920
VMware, Inc. , Class A
(a)
.................... 3,540 515,601
Workday, Inc. , Class A
(a) (b)
................... 2,230 472,113
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 6,561 393,529
Zscaler, Inc.
(a)
........................... 3,643 578,108
17,552,128
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 2,247 400,393
Crown Castle, Inc. ........................ 3,856 358,531
Digital Realty Trust, Inc. .................... 4,940 614,338
Equinix, Inc. ............................ 596 434,866
Extra Space Storage, Inc. ................... 3,075 318,539
Gaming and Leisure Properties, Inc. ............ 9,545 433,248
Iron Mountain, Inc. ........................ 8,289 489,631
Public Storage ........................... 1,540 367,613
SBA Communications Corp. , Class A ............ 1,934 403,491
VICI Properties, Inc. ....................... 14,146 394,673
Weyerhaeuser Co. ........................ 15,320 439,531
4,654,854
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(a) (b)
........................ 166 411,204
Bath & Body Works, Inc. .................... 12,675 375,814
Best Buy Co., Inc. ........................ 6,512 435,132
Burlington Stores, Inc.
(a)
.................... 2,780 336,463
CarMax, Inc.
(a)
........................... 6,499 397,024
Chewy, Inc. , Class A
(a)
..................... 14,586 281,947
Dick's Sporting Goods, Inc. .................. 3,677 393,255
Home Depot, Inc. (The) .................... 1,397 397,712
Lowe's Companies, Inc. .................... 2,048 390,287
O'Reilly Automotive, Inc.
(a) (b)
.................. 456 424,281
Ross Stores, Inc. ......................... 4,236 491,249
TJX Companies, Inc. (The) .................. 5,391 474,785
Tractor Supply Co. ........................ 2,012 387,431
Ulta Beauty, Inc.
(a)
........................ 912 347,755
5,544,339
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  1 .4%
Apple, Inc. ............................. 2,154 $ 367,839
Dell Technologies, Inc. , Class C ............... 9,297 622,062
Hewlett Packard Enterprise Co. ............... 31,800 489,084
HP, Inc. ............................... 14,669 386,235
NetApp, Inc. ............................ 7,005 509,824
Seagate Technology Holdings PLC ............. 7,445 508,121
Super Micro Computer, Inc.
(a)
................. 1,922 460,261
Western Digital Corp.
(a)
..................... 12,102 485,895
3,829,321
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Deckers Outdoor Corp.
(a)
.................... 1,017 607,210
Lululemon Athletica, Inc.
(a) (b)
.................. 1,183 465,487
Nike, Inc. , Class B ........................ 3,635 373,569
VF Corp. .............................. 24,815 365,525
1,811,791
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 9,500 381,615
Philip Morris International, Inc. ................ 4,485 399,883
781,498
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 8,121 473,779
Ferguson PLC ........................... 2,992 449,398
United Rentals, Inc. ....................... 1,293 525,307
Watsco, Inc. ............................ 1,375 479,724
WW Grainger, Inc. ........................ 650 474,390
2,402,598
a
Security Shares Value
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 3,180 $ 374,127
Essential Utilities, Inc. ...................... 11,619 388,772
762,899
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 2,989 429,998
a
Total Long-Term Investments — 99.8%
(Cost: $ 306,625,924 ) ................................ 268,500,621
a
Short-Term Securities
Money Market Funds  —  4 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 12,101,261 12,106,102
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 273,210 273,210
a
Total Short-Term Securities — 4.6%
(Cost: $ 12,369,387 ) ................................. 12,379,312
Total Investments — 104.4%
(Cost: $ 318,995,311 ) ................................ 280,879,933
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (11,800,007)
Net Assets — 100.0% ................................. $ 269,079,926
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,067,783  $ —  $ (2,964,239)
(a)
$ 931  $ 1,627  $ 12,106,102  12,101,261  $ 27,154
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 453,882  —  (180,672)
(a)
—  —  273,210  273,210  7,612  —
BlackRock, Inc. .. 489,119  11,472  (28,850) (5) (82,326) 389,410  636  3,310  —
$ 926  $ (80,699)
$ 12,768,722
$ 38,076  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Size Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 3 12/15/23 $ 250 $ (11,412)
E-Mini S&P MidCap 400 Index ............................................................ 1 12/15/23 238 (23,019)
$ (34,431)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 268,500,621 $ — $ — $ 268,500,621
Short-Term Securities
Money Market Funds ...................................... 12,379,312 — — 12,379,312
$ 280,879,933 $ — $ — $ 280,879,933
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (34,431) $ — $ — $ (34,431)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares